Accumulated Other Comprehensive Loss - Accumulated Other Comprehensive Loss (Detail) (Successor [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ (43,634)	$ (34,500)
Other comprehensive income (loss) before reclassifications	34,300	(9,500)	(34,500)
Amounts reclassified into earnings	2,500	400
Net current period other comprehensive income (loss)	36,863	(9,155)	(34,479)
Ending balance	(6,771)	(43,634)	(34,500)
Foreign Currency Adjustment [Member]
Beginning balance	(2,800)	(4,700)
Other comprehensive income (loss) before reclassifications	1,300	1,900	(4,700)
Amounts reclassified into earnings
Net current period other comprehensive income (loss)	1,300	1,900	(4,700)
Ending balance	(1,500)	(2,800)	(4,700)
Pension and OPEB Liability [Member]
Beginning balance	(40,800)	(29,800)
Other comprehensive income (loss) before reclassifications	33,000	(11,400)	(29,800)
Amounts reclassified into earnings	2,500	400
Net current period other comprehensive income (loss)	35,500	(11,000)	(29,800)
Ending balance	$ (5,300)	$ (40,800)	$ (29,800)